Earnings (Loss) Per Share - Summary of Earnings (Loss) Per Share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Profit (loss) for the period (in € thousands)	€ (101,221)	€ (65,144)	€ (79,521)	[1],[2]
Weighted average number of ordinary shares for the period	38,858,617	36,987,982	31,167,203
Profit (loss) per share (in €)	€ (2.60)	€ (1.76)	€ (2.55)

[1]	The Group applied IFRS16 ”Leases” from January 1, 2019 using the modified retrospective method and therefore, the comparative information for 2018 has not been restated . The impact of this application is presented in note 4.7
[2]	The Group applied IFRS16 ”leases” from January 1, 2019 using the modified retrospective method, and therefore, the comparative information for 2018 has not been restated. The impact of the application is presented in note 4.7